Expenses - Summary of expenses (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of expenses by nature [line items]
Amortisation	$ 0	$ 934,710
Interest expense
Borrowings	7,263	10,033
Contingent consideration – Effective Interest	0	223,035
Interest expense	7,263	233,068
Superannuation expense
Defined contribution superannuation expense	27,900	26,738
Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation	1,381,820	1,138,052
Adjustments For Share based Payments [Abstract]
Share-based payments	$ 4,634,705	$ 290,053